Shareholder Report, Holdings (Details)	May 31, 2025
C000194706 | 149123101 | Caterpillar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000194706 | 743315103 | Progressive Corporation (The)
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000194706 | 040413205 | Arista Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000194706 | 482480100 | KLA Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000194706 | 74340W103 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000194706 | 032095101 | Amphenol Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000194706 | 95040Q104 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000194706 | 45841N107 | Interactive Brokers Group, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000194706 | 701094104 | Parker-Hannifin Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000194706 | 172908105 | Cintas Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000194706 | Consumer Discretionary12008R107
Holdings [Line Items]
Percent of Total Investments	99.80%
C000194706 | Cash & Equivalent31607A703
Holdings [Line Items]
Percent of Total Investments	0.20%
C000194706 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000194706 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000194706 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000194706 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000194706 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000194706 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000194706 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000194706 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000194706 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000194706 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000194706 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000194706 | Technology
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000248596 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000248596 | 69608A108 | Palantir Technologies, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000248596 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000248596 | 65339F101 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000248596 | 437076102 | Home Depot, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000248596 | 36828A101 | GE Vernova, LLC
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000248596 | 833445109 | Snowflake, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000248596 | G54950103 | Linde PLC
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000248596 | 45866F104 | Intercontinental Exchange, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000248596 | 760759100 | Republic Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000248596 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000248596 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000248596 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000248596 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000248596 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000248596 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000248596 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000248596 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000248596 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000248596 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000248596 | Technology
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000248596 | Real Estate03064D108
Holdings [Line Items]
Percent of Total Investments	100.00%
C000176728 | Trimble, Inc., 4.9, 2028-06-15
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000176728 | Amphenol Corporation, 4.35, 2029-06-01
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000176728 | Valero Energy Corporation, 4.35, 2028-06-01
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000176728 | Loews Corporation, 3.75, 2026-04-01
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000176728 | Alexandria Real Estate Equities, Inc., 4.9, 2030-12-15
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000176728 | Republic Services, Inc., 3.95, 2028-05-15
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000176728 | AutoZone, Inc., 3.75, 2027-06-01
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000176728 | Cboe Global Markets, Inc., 3.65, 2027-01-12
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000176728 | Dollar General Corporation, 3.875, 2027-04-15
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000176728 | Camden Property Trust, 4.9, 2034-01-15
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000176728 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000176728 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000176728 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000176728 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000176728 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000176728 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000176728 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000176728 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000176728 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000176728 | Technology
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000176728 | Industrials001084AS1
Holdings [Line Items]
Percent of Total Investments	100.00%
C000223048 | 032095101 | Amphenol Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000223048 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000223048 | 629377508 | NRG Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000223048 | 03831W108 | AppLovin Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000223048 | 231561101 | Curtiss-Wright Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000223048 | 17243V102 | Cinemark Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000223048 | 29084Q100 | EMCOR Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000223048 | 05605H100 | BWX Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000223048 | 29261A100 | Encompass Health Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000223048 | 05329W102 | AutoNation, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000223048 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000223048 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000223048 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000223048 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000223048 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000223048 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000223048 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000223048 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000223048 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000223048 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000223048 | Technology
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000223048 | Communications03831W108
Holdings [Line Items]
Percent of Total Investments	100.00%
C000237005 | 629377508 | NRG Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000237005 | 231561101 | Curtiss-Wright Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000237005 | 23834J201 | Dave, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000237005 | 030111207 | American Superconductor Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000237005 | 120076104 | Build-A-Bear Workshop, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000237005 | 88033G407 | Tenet Healthcare Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000237005 | 199908104 | Comfort Systems USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000237005 | 87305R109 | TTM Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000237005 | 443201108 | Howmet Aerospace, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000237005 | 913915104 | Universal Technical Institute, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000237005 | Cash & Equivalent31607A703
Holdings [Line Items]
Percent of Total Investments	1.10%
C000237005 | Communications
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000237005 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000237005 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000237005 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000237005 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000237005 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000237005 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000237005 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000237005 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000237005 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000237005 | Technology
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000237005 | Energy05722G100
Holdings [Line Items]
Percent of Total Investments	97.20%
C000237005 | Materials01877R108
Holdings [Line Items]
Percent of Total Investments	0.90%
C000237005 | Energy726503105
Holdings [Line Items]
Percent of Total Investments	0.80%
C000176729 | 032095101 | Amphenol Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000176729 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000176729 | 833445109 | Snowflake, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000176729 | 231561101 | Curtiss-Wright Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000176729 | 31607A703 | Fidelity Investments Money Market Government Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000176729 | 6418931 | Delta Electronics Thailand PCL
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000176729 | 92537N108 | Vertiv Holdings Company
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000176729 | 6900546 | Toyota Industries Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000176729 | 19260Q107 | Coinbase Global, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000176729 | BZ8GX83 | WiseTech Global Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000176729 | Cash & Equivalent31607A703
Holdings [Line Items]
Percent of Total Investments	0.80%
C000176729 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000176729 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000176729 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000176729 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000176729 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000176729 | Materials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000176729 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000176729 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000176729 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000176729 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000176729 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000176729 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000176729 | Communications4572709
Holdings [Line Items]
Percent of Total Investments	99.00%
C000176729 | Materials2718301
Holdings [Line Items]
Percent of Total Investments	0.20%
C000176729 | Health CareABIOM1262
Holdings [Line Items]
Percent of Total Investments	0.00%
C000214760 | 31607A703 | Fidelity Investments Money Market Government Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000214760 | 6418931 | Delta Electronics Thailand PCL
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000214760 | 6900546 | Toyota Industries Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000214760 | BZ8GX83 | WiseTech Global Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000214760 | 2421041 | Grupo Financiero Banorte SAB de CV
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000214760 | B39NJF8 | Chandra Asri Pacific Tbk P.T.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000214760 | 783513203 | Ryanair Holdings plc
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000214760 | 4598589 | Continental A.G.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000214760 | G8994E103 | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000214760 | 6010906 | Ajinomoto Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000214760 | Cash & Equivalent31607A703
Holdings [Line Items]
Percent of Total Investments	2.00%
C000214760 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000214760 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000214760 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000214760 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000214760 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000214760 | Materials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000214760 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000214760 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000214760 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000214760 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000214760 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000214760 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000214760 | Communications4572709
Holdings [Line Items]
Percent of Total Investments	97.60%
C000214760 | Materials2718301
Holdings [Line Items]
Percent of Total Investments	0.40%
C000176730 | 31607A703 | Fidelity Investments Money Market Government Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000176730 | 20451N101 | Compass Minerals International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000176730 | 68347P103 | OPAL Fuels, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000176730 | 51509P103 | Landsea Homes Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000176730 | 83125X103 | Sleep Number Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000176730 | 04010E109 | Argan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000176730 | 053774105 | Avis Budget Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000176730 | 399473206 | Groupon, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000176730 | 63845R107 | National Vision Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000176730 | 01741R102 | ATI, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000176730 | Cash & Equivalent31607A703
Holdings [Line Items]
Percent of Total Investments	1.60%
C000176730 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000176730 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000176730 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000176730 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000176730 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000176730 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000176730 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000176730 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000176730 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000176730 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000176730 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000176730 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000176730 | Financials427096508
Holdings [Line Items]
Percent of Total Investments	0.60%
C000176730 | Health Care00857U107
Holdings [Line Items]
Percent of Total Investments	97.80%
C000176730 | Health Care23CVR1261
Holdings [Line Items]
Percent of Total Investments	0.00%
C000220340 | 45841N107 | Interactive Brokers Group, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000220340 | 03831W108 | AppLovin Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000220340 | 808524862 | Schwab Short-Term U.S. Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000220340 | 053332102 | AutoZone, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000220340 | 67103H107 | O'Reilly Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000220340 | 13646K108 | Canadian Pacific Kansas City Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000220340 | 49456B101 | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000220340 | 61174X109 | Monster Beverage Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000220340 | 113004105 | Brookfield Asset Management Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000220340 | 34959E109 | Fortinet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000220340 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000220340 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000220340 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000220340 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000220340 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000220340 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000220340 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000220340 | Technology
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000220340 | Communications03831W108
Holdings [Line Items]
Percent of Total Investments	77.20%
C000220340 | Fixed Income - Other808524862
Holdings [Line Items]
Percent of Total Investments	19.60%
C000220340 | Energy29273V100
Holdings [Line Items]
Percent of Total Investments	3.20%
C000220340 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	19.50%